Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Loss ($ in Thousands) (6)
					Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(4)(5)
2022	10,135,385	10,135,385	12,200,608	9,501,705	132	141	(40,235)
2021	11,637,178	11,637,178	291,966,801	347,800,318	98	110	(1,802,266)

Named Executive Officers, Footnote [Text Block]	During 2022 and 2021, our principle executive officer (“PEO”) was Mr. Ostrover. The dollar amounts represent the total compensation reported in the “Total” column of the “2022 Summary Compensation Table” for each applicable year.During 2022, our non-PEO NEOs consisted of Messrs. Kirshenbaum, Lipschultz, Packer and Ward. During 2021, our non-PEO NEOs consisted of Messrs. Kirshenbaum, Rees, Ward and Zahr. The dollar amounts represent the average of the total compensation reported for non-PEO NEOs as a group (excluding our PEO for such year) in the “Total” column of the “2022 Summary Compensation Table” for each applicable year.
Peer Group Issuers, Footnote [Text Block]	The peer group referenced for purposes of the Total Stockholder Return is the Dow Jones U.S. Asset Managers Index
PEO Total Compensation Amount	$ 10,135,385	$ 11,637,178
PEO Actually Paid Compensation Amount	$ 10,135,385	11,637,178
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid” to the PEO and the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. See footnote (3) for the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year. The dollar amounts do not reflect the actual amount or average actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs during the applicable year. The adjustments in the table below were made to total compensation for each year to determine the compensation actually paid:

Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	2022		2021
	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)
Total compensation as reported in the summary compensation table	10,135,385	12,200,608	11,637,178	291,966,801
Deduction for fair value of awards granted during the covered year	(9,010,338)	(9,035,789)	—	(288,235,801)
Fair value of awards granted in covered year that remain outstanding and unvested (value at end of year)	—	2,156,359	—	90,406,360
Fair value as of vesting date for awards that were granted and vested during the year	9,010,338	6,316,350	—	253,662,958
Change in fair value from end of prior year to end of covered year for awards granted in prior years that were outstanding and unvested at end of covered year	—	(2,265,000)	—	—
Dividends or other earnings paid on stock or options awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year	—	129,177	—	—
Compensation actually paid	10,135,385	9,501,705	11,637,178	347,800,318

Non-PEO NEO Average Total Compensation Amount	$ 12,200,608	291,966,801
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,501,705	347,800,318
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid” to the PEO and the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. See footnote (3) for the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year. The dollar amounts do not reflect the actual amount or average actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs during the applicable year. The adjustments in the table below were made to total compensation for each year to determine the compensation actually paid:

Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	2022		2021
	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)
Total compensation as reported in the summary compensation table	10,135,385	12,200,608	11,637,178	291,966,801
Deduction for fair value of awards granted during the covered year	(9,010,338)	(9,035,789)	—	(288,235,801)
Fair value of awards granted in covered year that remain outstanding and unvested (value at end of year)	—	2,156,359	—	90,406,360
Fair value as of vesting date for awards that were granted and vested during the year	9,010,338	6,316,350	—	253,662,958
Change in fair value from end of prior year to end of covered year for awards granted in prior years that were outstanding and unvested at end of covered year	—	(2,265,000)	—	—
Dividends or other earnings paid on stock or options awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year	—	129,177	—	—
Compensation actually paid	10,135,385	9,501,705	11,637,178	347,800,318

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid, Company Total Stockholder Return and Peer Group Total Stockholder Return
We do not use Total Stockholder Return as a performance measure in our overall executive compensation program, and, as a result, there is not a direct correlation between the amount of “compensation actually paid” to the PEO and the average amount of “compensation actually paid” to the non-PEO NEOs as set forth in the table.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Loss
We do not use our Net Loss as a performance measure in our overall executive compensation program, and, as a result, there is not a direct correlation between the amount of “compensation actually paid” to the PEO and the average amount of “compensation actually paid” to the non-PEO NEOs as set forth in the table.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid, Company Total Stockholder Return and Peer Group Total Stockholder Return
We do not use Total Stockholder Return as a performance measure in our overall executive compensation program, and, as a result, there is not a direct correlation between the amount of “compensation actually paid” to the PEO and the average amount of “compensation actually paid” to the non-PEO NEOs as set forth in the table.

Total Shareholder Return Amount	$ 132	98
Peer Group Total Shareholder Return Amount	141	110
Net Income (Loss)	$ (40,235,000)	(1,802,266,000)
PEO Name	Mr. Ostrover
Additional 402(v) Disclosure [Text Block]	We do not use any financial performance measures to link compensation actually paid to our NEOs to the Company’s performance. Accordingly, pursuant to SEC rules, we have not included a “Company-Selected Measure” or a tabular list of performance measures.Total Stockholder Return and Peer Group Stockholder Return assumes $100 invested at December 31, 2020.Represents the amount of consolidated and combined net loss reflected in our audited financial statements for each applicable fiscal year.
PEO [Member] | Deduction for fair value of awards granted during the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,010,338)	0
PEO [Member] | Fair value of awards granted in covered year that remain outstanding and unvested (value at end of year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Fair value as of vesting date for awards that were granted and vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,010,338	0
PEO [Member] | Change in fair value from end of prior year to end of covered year for awards granted in prior years that were outstanding and unvested at end of covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Dividends or other earnings paid on stock or options awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Deduction for fair value of awards granted during the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,035,789)	(288,235,801)
Non-PEO NEO [Member] | Fair value of awards granted in covered year that remain outstanding and unvested (value at end of year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,156,359	90,406,360
Non-PEO NEO [Member] | Fair value as of vesting date for awards that were granted and vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,316,350	253,662,958
Non-PEO NEO [Member] | Change in fair value from end of prior year to end of covered year for awards granted in prior years that were outstanding and unvested at end of covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,265,000)	0
Non-PEO NEO [Member] | Dividends or other earnings paid on stock or options awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 129,177	$ 0